Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 02, 2015
Supplement [Text Block]	mmot3_SupplementTextBlock
Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

CASH II SHARES (TICKER TTIXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 2, 2015

Federated Trust for U.S. Treasury Obligations (TTO) is entering into an Agreement and Plan of Reorganization (the "Plan") providing for: (i) the transfer of all or substantially all of the assets of Federated Treasury Cash Series (TCS) to TTO in exchange solely for Cash II Shares of TTO; (ii) the distribution of TTO's Cash II Shares to the holders of the outstanding Shares of TCS; and (iii) the liquidation and dissolution of TCS, all upon the terms and conditions set forth in the Plan. The reorganization is not required to be approved by the shareholders of the Funds pursuant to Rule 17a-8 of the Investment Company Act of 1940. Accordingly, shareholders of TCS are not being asked to vote on or approve the Plan. The reorganization is to occur on the Closing Date which is expected to be on or after December 11, 2015. The "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective prospectus.

Federated Trust for U.S. Treasury Obligations
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot3_SupplementTextBlock
Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

CASH II SHARES (TICKER TTIXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 2, 2015

Federated Trust for U.S. Treasury Obligations (TTO) is entering into an Agreement and Plan of Reorganization (the "Plan") providing for: (i) the transfer of all or substantially all of the assets of Federated Treasury Cash Series (TCS) to TTO in exchange solely for Cash II Shares of TTO; (ii) the distribution of TTO's Cash II Shares to the holders of the outstanding Shares of TCS; and (iii) the liquidation and dissolution of TCS, all upon the terms and conditions set forth in the Plan. The reorganization is not required to be approved by the shareholders of the Funds pursuant to Rule 17a-8 of the Investment Company Act of 1940. Accordingly, shareholders of TCS are not being asked to vote on or approve the Plan. The reorganization is to occur on the Closing Date which is expected to be on or after December 11, 2015. The "Termination Date" of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Tables in the sections entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of: (a) January 1, 2017; or (b) the date of the Fund's next effective prospectus.